                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2005

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     05/03/2005
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            80

Form 13F Information Table Value Total:    $2,729,769

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO HLDGS ADR             ADR              000937102    82971  3344253   SH       SOLE               3344253
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    21774  473564    SH       SOLE                473564
BAYER AG-SPONSORED ADR         ADR              072730302     1731   52317    SH       SOLE                 52317
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    45993  808317    SH       SOLE                808317
GALLAHER GROUP PLC             ADR              363595109      370    6500    SH       SOLE                  6500
GLAXO SMITHKLINE PLC SPONSORED ADR              37733W105    59259 1290490    SH       SOLE               1290490
HEINEKEN HOLDINGS 'A' ADRS     ADR              2740069      20533  662346    SH       SOLE                662346
HEINEKEN NV ADR                ADR              2419176      28393  817321    SH       SOLE                817321
NOVARTIS AG ADR                ADR              66987V109    16766  358405    SH       SOLE                358405
SANOFI-AVENTIS ADR             ADR              80105N204     9229  217967    SH       SOLE                217967
UNILEVER (UL)                  ADR              904767704    18900  472500    SH       SOLE                472500
UNILEVER (UN)                  ADR              904784709    47447  693462    SH       SOLE                693462
ENNSTONE PLC                   COM              0178725       3747 4558750    SH       SOLE               4558750
HONDA MOTOR CO LTD             COM              6435145        753   15000    SH       SOLE                 15000
KOREA ELECTRICAL POWER         COM              6495730kr    51206 1992320    SH       SOLE               1910320          82000
21ST CENTURY INS GROUP         COM              90130N103    14215 1018993    SH       SOLE               1018993
ACMAT CORP CLASS A             COM              004616207      778   51890    SH       SOLE                 51890
ALLIED IRISH BANKS PLC         COM              019228402      317    7600    SH       SOLE                  7600
AMERICAN EXPRESS COMPANY       COM              025816109   159529 3105498    SH       SOLE               3048954          56544
AMERICAN NATIONAL INSURANCE CO COM              028591105    79147  747379    SH       SOLE                722698          24681
BANK OF AMERICA CORP COM       COM              060505104     1112   25220    SH       SOLE                 25220
BERKSHIRE HATHAWAY INC DEL     COM              084670108    16443     189    SH       SOLE                   189
CALCASIEU REAL EST & OIL CO    COM              128685104      107   10600    SH       SOLE                 10600
CENTRAL STEEL & WIRE CO        COM              155411101      231     412    SH       SOLE                   412
CHEVRONTEXACO CORP             COM              166764100     1146   19660    SH       SOLE                 19660
COMCAST CORP - CLASS A         COM              20030N101      770   22793    SH       SOLE                 22793
COMCAST CORP SPECIAL CLASS A   COM              20030N200   133808 4006217    SH       SOLE               3681217         325000
COMERICA INCORPORATED          COM              200340107     2265   41125    SH       SOLE                411250
COMMONWEALTH TELEPHONE ENTERPR COM              203349105    11580  245656    SH       SOLE                245656
CORVEL CORP                    COM              221006109      707   33147    SH       SOLE                 33147
DOLLAR THRIFTY AUTOMOTIVE      COM              256743105    32107  979474    SH       SOLE                979474
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    56601 2738307    SH       SOLE               2571053         167254
EMC CORP - MINN                COM              268649100      221   10800    SH       SOLE                 10800
EXXON MOBIL CORPORATION        COM              30231G102      266    4468    SH       SOLE                  4468
FEDERATED DEPARTMENT STORES    COM              31410H101      235    3700    SH       SOLE                  3700
FEDERATED INVESTORS INC (PA.)  COM              314211103    73713 2603770    SH       SOLE               2511770          92000
FIRST LONG ISLAND CORP - NY    COM              320734106     2118   50044    SH       SOLE                 50044
FISHER COMPANIES INC           COM              337756209      301    5824    SH       SOLE                  5824
GATX CORP                      COM              361448103    14522  437552    SH       SOLE                437552
GENERAL ELECTRIC CO            COM              369604103      682   18900    SH       SOLE                 18900
GEOGRAPHIC DATA TECHNOLOGY, IN COM              372245209        0   20250    SH       SOLE                 20250
GORMAN-RUPP CO                 COM              383082104    14436  672685    SH       SOLE                672685
GREAT AMERN FINL RES INC       COM              389915109    18024 1063972    SH       SOLE               1063972
HEINZ H J CO                   COM              423074103      251    6800    SH       SOLE                  6800
HIBERNIA CORP  CL-A            COM              428656102     4667  145811    SH       SOLE                145811
KANSAS CITY LIFE INSURANCE COM COM              484836101      806   16520    SH       SOLE                 16520
LEUCADIA NATIONAL CORP         COM              527288104    12592  366575    SH       SOLE                366575
MB FINANCIAL, INC.             COM              55264U108      992   25911    SH       SOLE                 25911
MBIA INC                       COM              55262C100   146744 2806877    SH       SOLE               2690277        116600
MERCHANTS GROUP, INC.          COM              588539106     2331   95909    SH       SOLE                 95909
MFC BANCORP LTD                COM              55271x202      293   14665    SH       SOLE                 14665
NATIONAL WESTERN LIFE INS CO   COM              638522102    40980  239731    SH       SOLE                239731
PNC FINANCIAL SERVICES GROUP I COM              693475105    89024 1729289    SH       SOLE               1678289         51000
POPULAR INC.                   COM              733174106   117534 4832829    SH       SOLE               4832829
PROQUEST COMPANY               COM              74346p102   117951 3262809    SH       SOLE               3262809
RAMCO GERSHENSON PROPERTIES TR COM              751452202     8525  314008    SH       SOLE                314008
RAYONIER INC                   COM              754907103    23644  477371    SH       SOLE                477371
SARA LEE CORP                  COM              803111103      436   19680    SH       SOLE                 19680
SAUL CENTERS INC               COM              804395101      224    7000    SH       SOLE                  7000
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      412   13280    SH       SOLE                 13280
SHERWIN WILLIAMS CO            COM              824348106      343    7800    SH       SOLE                  7800
STEPAN CO                      COM              858586100     6154  261744    SH       SOLE                261744
TECUMSEH PRODUCTS COMPANY CLAS COM              878895200     2073   52345    SH       SOLE                 52345
TECUMSEH PRODUCTS COMPANY CLAS COM              878895101      563   14380    SH       SOLE                 14380
TORCHMARK CORP                 COM              891027104   114443 2192389    SH       SOLE               2192389
TRANSATLANTIC HLDGS            COM              893521104   161024 2431648    SH       SOLE               2285324        146324
TRUSTMARK CORPORATION          COM              898402102     1114   38400    SH       SOLE                 38400
UNIFIRST CORP                  COM              904708104     6481  162420    SH       SOLE                102020         60400
URSTADT BIDDLE PROPERTIES INC. COM              917286106      234   15000    SH       SOLE                 15000
UST INC                        COM              902911106      597   11545    SH       SOLE                 11545
VERIZON COMMUNICATIONS         COM              92343V104      338    9525    SH       SOLE                  9525
WELLS FARGO & COMPANY          COM              949746101    80017 1338072    SH       SOLE               1338072
AMERICAN INT'L GROUP           COM              026874107   131591 2374865    SH       SOLE               2287165         87700
BRISTOL MYERS SQUIBB CO        COM              110122108    61757 2425638    SH       SOLE               2258638        167000
COCA COLA FEMSA                COM              191241108    88688 3669356    SH       SOLE               3497856        171500
HOLLINGER INTERNATIONAL INC    COM              435569108   128975 11832614   SH       SOLE              11832614
JOHNSON & JOHNSON              COM              478160104    28741   427951   SH       SOLE                427951
NATUZZI SPA                    COM              63905A101    51426  4949607   SH       SOLE               4949607
PFIZER INC                     COM              717081103   199680  7601051   SH       SOLE               7421051        180000
SCHERING PLOUGH CORP           COM              806605101    53670  2957044   SH       SOLE               2957044